Federated Hermes Conservative Municipal Microshort Fund
Portfolio of Investments
November 30, 2022 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—98.5%
		Alabama—0.7%
$ 2,000,000		Mobile, AL IDB (Alabama Power Co.), PCRBs (Series 2007B) Weekly VRDNs, 2.020%, 12/7/2022	$ 2,000,000
		Arizona—1.4%
3,000,000		Arizona State IDA (Vaseo Apartments LP), Mizuho 3a-7 (2021-MIZ9088) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 2.150%, 12/1/2022	3,000,000
1,000,000		Phoenix, AZ IDA (Republic Services, Inc.), (Series 2013) TOBs, 4.100%, Mandatory Tender 2/1/2023	1,001,097
		TOTAL	4,001,097
		California—7.4%
1,000,000		California HFA, Mizuho 3a-7 (Series 2022-MIZ9097) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 2.150%, 12/1/2022	1,000,000
1,500,000		California Statewide Communities Development Authority (Kensington Apartments LP), Tender Option Bond Trust Floater Certificates (Series 2022-MIZ9113) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 2.150%, 12/1/2022	1,500,000
11,220,000		Los Angeles, CA MFH Revenue Bonds (CORE Related/ GALA Rentals, LP), SPEAR’s 3a7 (Series DBE-8081) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 2.300%, 12/1/2022	11,220,000
3,800,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) Weekly VRDPs, 2.350%, 12/1/2022	3,800,000
1,445,000		Nuveen California Quality Municipal Income Fund, RIB floater Trust (Series 2022-FR-RI-005) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.230%, 12/1/2022	1,445,000
2,000,000		River Islands, CA Public Financing Authority (River Islands, CA Public Financing Authority-Community Facilities District No. 2015-1), Tender Option Bond Trust Floater Certificates (Series 2022-MIZ9110) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.150%, 12/1/2022	2,000,000
500,000		San Francisco, CA City and County (Block 9 MRU Residential LLC), Mizuho 3A-7 (Series 2022-MIZ9100) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 2.150%, 12/1/2022	500,000
		TOTAL	21,465,000
		Colorado—2.4%
2,325,000		Adams & Arapahoe Counties, CO Joint School District #28J, UT GO Refunding Bonds (Series 2022), 5.000%, 12/1/2022	2,325,000
768,117		Colorado HFA (Steele San Juan, LLC), Mizuho 3a-7 (Series 2021-MIZ9068) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 2.150%, 12/1/2022	768,117
4,000,000		Colorado HFA, (Series 2022-XF3035) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.120%, 12/1/2022	4,000,000
		TOTAL	7,093,117
		Connecticut—0.0%
55,000		Connecticut State Special Transportation Fund, RBC Muni Products (Series G-110) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.080%, Optional Tender 4/3/2023	55,000
		Florida—1.8%
130,000		Capital Trust Agency, FL (Milestones Community School, Inc.), Tender Option Bond Trust Receipts (2022-XF2965) Weekly VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 2.100%, 12/1/2022	130,000
1,000,000		Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), (Series A) TOBs, (GTD by United States Treasury), 2.900%, Mandatory Tender 4/4/2023	995,884
750,000		Martin County, FL (Florida Power & Light Co.), (Series 2022) Daily VRDNs, 1.950%, 12/1/2022	750,000
3,370,000		Miami-Dade County, FL HFA (Superior Manor Phase II LLC), Mizuho 3a-7 (2022-MIZ9087) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 2.150%, 12/1/2022	3,370,000
		TOTAL	5,245,884
		Georgia—2.8%
2,700,000		Appling County, GA Development Authority (Georgia Power Co.), (1st Series 1997) Daily VRDNs, 1.700%, 12/1/2022	2,700,000
700,000		Appling County, GA Development Authority (Georgia Power Co.), (First Series 2011) Daily VRDNs, 1.700%, 12/1/2022	700,000
1,550,000		Burke County, GA Development Authority (Georgia Power Co.), (2018 1st Series) Daily VRDNs, 1.600%, 12/1/2022	1,550,000
1,800,000		Burke County, GA Development Authority (Georgia Power Co.), (Series 2008) Daily VRDNs, 1.700%, 12/1/2022	1,800,000
875,000		Floyd County, GA Development Authority PCRBs (Georgia Power Co.), (First Series 1996) Daily VRDNs, 1.700%, 12/1/2022	875,000
650,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), (First Series 2008) Daily VRDNs, 1.700%, 12/1/2022	650,000
		TOTAL	8,275,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Idaho—1.4%
$ 4,000,000		American Falls, ID Reservoir District (Idaho Power Co.), (Series 2000) Weekly VRDNs, 2.400%, 12/7/2022	$ 4,000,000
		Illinois—0.3%
500,000		Illinois Finance Authority (Saint Xavier University), (Series 2006) Weekly VRDNs, (Huntington National Bank LOC), 2.000%, 12/1/2022	500,000
500,000		Illinois State, GO Bonds (Series 2022A), 5.000%, 3/1/2023	502,108
		TOTAL	1,002,108
		Indiana—4.1%
290,000		Greater Clark County, IN Community Schools Corp., Ad Valorem Property Tax First Mortgage Bonds (Series 2020), (GTD by Indiana State School Aid Intercept Program), 4.000%, 1/15/2023	290,506
11,600,000		Indiana State Finance Authority Environmental (Mittal Steel USA, Inc.), (Series 2006) Weekly VRDNs, (Banco Bilbao Vizcaya Argentaria SA LOC), 3.500%, 12/7/2022	11,600,000
		TOTAL	11,890,506
		Kansas—1.7%
5,100,000		Burlington, KS (Kansas City Power And Light Co.), (Series 2007A) Weekly VRDNs, 2.150%, 12/7/2022	5,100,000
		Kentucky—3.8%
1,500,000		Kentucky EDFA (Republic Services, Inc.), (Series A) TOBs, 2.950%, Mandatory Tender 12/1/2022	1,500,000
9,650,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), (Series A) Weekly VRDNs, 1.980%, 12/2/2022	9,650,000
		TOTAL	11,150,000
		Louisiana—4.0%
1,100,000		Calcasieu Parish, LA Public Trust Authority (WPT Corp.), (Series 1997) Weekly VRDNs, (Bank of America N.A. LOC), 2.350%, 12/7/2022	1,100,000
150,000		Louisiana Stadium and Exposition District, BANs (Series 2021), 4.000%, 7/3/2023	150,533
4,250,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (GTD by Nucor Corp.), 2.230%, 12/7/2022	4,250,000
6,300,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (GTD by Nucor Corp.), 2.300%, 12/7/2022	6,300,000
		TOTAL	11,800,533
		Massachusetts—0.3%
1,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (GTD by Massachusetts Electric Co.), 2.850%, Mandatory Tender 1/11/2023	1,000,570
		Michigan—0.4%
1,215,000		Wayne County, MI Airport Authority, Junior Lien Airport Revenue Refunding Bonds (Series 2017 B), 5.000%, 12/1/2022	1,215,000
		Minnesota—1.7%
5,000,000		Roseville, MN, Tender Option Bond Trust Receipts (Series 2022-XF3034) Weekly VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 2.120%, 12/1/2022	5,000,000
		Mississippi—1.0%
2,520,000		Mississippi Business Finance Corp. (Tri-State Truck Center, Inc.), (Series 2008) Weekly VRDNs, (Regions Bank LOC), 2.050%, 12/1/2022	2,520,000
415,000		Mississippi Home Corp. (Shady Lane Group LP), (Series 2022-XF1134) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 2.340%, 12/1/2022	415,000
		TOTAL	2,935,000
		Missouri—1.0%
2,810,000		Kansas City, MO Planned Industrial Expansion Authority (EPD3 Ridgeview LP), Mizuho 3a-7 (2022-MIZ9086) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 2.150%, 12/1/2022	2,810,000
		Montana—0.8%
2,215,000		Montana State Board of Housing (HRDC IX Affordable Housing Solutions LP), Mizuho 3a-7 (2021-MIZ9061) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 2.150%, 12/1/2022	2,215,000
		Multi-State—9.2%
2,900,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.080%, 12/1/2022	2,900,000
2,500,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.080%, 12/1/2022	2,500,000
10,400,000		Nuveen AMT-Free Quality Municipal Income Fund, Series D MuniFund Preferred Shares Weekly VRDPs, 2.350%, 12/1/2022	10,400,000
5,500,000		Nuveen Muni High Income Opportunity Fund, SPEARs 3a7 (Series DBE-8088) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 2.200%, 12/1/2022	5,500,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Multi-State—continued
$ 2,500,000		Nuveen Municipal Credit Income Fund, PUTTERs 3a-7 (Series 5039) (VMFP Series C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.080%, 12/1/2022	$ 2,500,000
3,000,000		Nuveen Municipal Credit Opportunities Fund, PUTTERs 3a-7 (Series 5033) (VMFP Series C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.080%, 12/1/2022	3,000,000
		TOTAL	26,800,000
		Nevada—1.5%
1,500,000		Nevada Housing Division (DWF V Summit Club Holdings LLC), Mizuho 3a-7 (2021-MIZ9091) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 2.150%, 12/1/2022	1,500,000
3,035,000		Nevada Housing Division (Lake Mead West AHP LP), (Series 2021-XF1120) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 2.200%, 12/1/2022	3,035,000
		TOTAL	4,535,000
		New Jersey—8.1%
1,989,000		Alpine Borough, NJ BANs, 4.750%, 8/15/2023	2,005,601
7,400,190		Flemington Borough, NJ BANs, 4.000%, 1/31/2023	7,413,410
1,538,000		Garwood, NJ BANs, 5.000%, 8/3/2023	1,555,115
198,599		Hillsdale Borough, NJ BANs, 1.000%, 12/2/2022	198,591
2,540,000		New Jersey EDA (Geriatric Services Housing Corp., Inc. - (CNJJHA Assisted Living)), (Series 2001) Weekly VRDNs, (Valley National Bank LOC), 2.150%, 12/7/2022	2,540,000
5,300,000		New Jersey State Economic Development Authority (Jewish Community Housing Corporation of Metropolitan New Jersey), (Series 2010) Weekly VRDNs, (Valley National Bank LOC), 2.020%, 12/1/2022	5,300,000
729,270		Pemberton Township, NJ, (Series 2022) BANs, 4.000%, 5/31/2023	731,365
255,000		Ramsey, NJ BANs, 1.250%, 1/6/2023	254,677
1,464,000		Red Bank, NJ BANs, 3.500%, 1/27/2023	1,464,799
1,148,400		Stone Harbor, NJ BANs, 5.000%, 10/13/2023	1,160,545
75,000		Vernon Township, NJ, UT GO Refunding Bonds (Series 2020A), 4.000%, 1/1/2023	75,088
1,000,000		Woolwich, NJ BANs, 3.750%, 5/30/2023	1,003,209
		TOTAL	23,702,400
		New York—4.8%
460,000		Albany, NY Housing Authority (Nutgrove Garden Apartments), (Series 2005) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 2.740%, 12/1/2022	460,000
1,500,000		Greater Southern Tier Board of Cooperative Educational Services, NY RANs, 4.000%, 6/30/2023	1,505,743
1,072,545		Hannibal, NY CSD BANs, 4.250%, 6/28/2023	1,078,143
1,000,000		Lowville, NY, (Series A) BANs, 3.250%, 8/24/2023	998,722
4,990,000		New York State HFA (42nd and 10th Street Associates LLC), 3a-7 High Grade Trust (Series 2022-007) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.300%, 12/1/2022	4,990,000
3,900,000		Nuveen New York AMT-Free Quality Municipal Income Fund, 800 (Series A) Munifund Preferred Shares Weekly VRDPs, 2.350%, 12/1/2022	3,900,000
1,000,000		Walton, NY CSD BANs, 4.000%, 6/28/2023	1,003,525
		TOTAL	13,936,133
		North Carolina—0.4%
400,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 2.050%, 12/7/2022	400,000
720,000		Selma, NC Housing Authority Multi Family Revenue (GREH Lizzie Mill, NC TC LLC), Tender Option Bond Certificates (Series 2022-XF1133) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 2.200%, 12/1/2022	720,000
		TOTAL	1,120,000
		Ohio—1.1%
3,100,000		Cleveland, OH Airport System, Revenue Bonds (Series 2018A), 5.000%, 1/1/2023	3,105,049
		Oklahoma—3.6%
2,250,000		Garfield County, OK Industrial Authority Pollution Control (Oklahoma Gas and Electric Co.), (Series 1995-A) Weekly VRDNs, 2.080%, 12/7/2022	2,250,000
2,000,000		Muskogee, OK Industrial Trust (Oklahoma Gas and Electric Co.), (1995 Series A) Weekly VRDNs, 2.000%, 12/7/2022	2,000,000
6,205,000		Muskogee, OK Industrial Trust (Oklahoma Gas and Electric Co.), (Series 1997A) Weekly VRDNs, 2.080%, 12/7/2022	6,205,000
		TOTAL	10,455,000
		Pennsylvania—2.2%
280,000		East Hempfield Township, PA IDA (BGT Realty), (Series of 2005) Weekly VRDNs, (Fulton Bank, N.A. LOC), 2.200%, 12/1/2022	280,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$ 170,000		Lancaster, PA IDA (Snavely’s Mill, Inc.), (Series A of 2003) Weekly VRDNs, (Fulton Bank, N.A. LOC), 2.200%, 12/1/2022	$ 170,000
1,500,000		Pennsylvania Economic Development Financing Authority (PPL Energy Supply LLC), (Series 2009B) Weekly VRDNs, (MUFG Bank Ltd. LOC), 2.800%, 12/7/2022	1,500,000
1,500,000		Pennsylvania Economic Development Financing Authority (PPL Energy Supply LLC), (Series 2009C) Weekly VRDNs, (MUFG Bank Ltd. LOC), 2.800%, 12/7/2022	1,500,000
1,500,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series 2014) TOBs, 3.600%, Mandatory Tender 1/3/2023	1,500,295
1,500,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series A) TOBs, 3.875%, Mandatory Tender 1/17/2023	1,500,935
		TOTAL	6,451,230
		Tennessee—5.1%
15,000,000		Chattanooga, TN Health & Housing Facility Board (CommonSpirit Health), (Series 2004 C) Weekly VRDNs, 2.100%, 12/7/2022	15,000,000
		Texas—20.2%
500,000		Austin, TX Affordable Public Finance Authority (LDG Belmont LP), (Series 2021-XF1102) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 2.200%, 12/1/2022	500,000
6,000,000		Austin, TX Affordable Public Finance Authority (LDG The Henderson on Reinli LP), Tender Option Bond Certificates (Series 2021-XF1119) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 2.200%, 12/1/2022	6,000,000
10,700,000		Dallas, TX Housing Finance Corp. (LDG Ridge at Lancaster LP), (Series 2021-XF1109) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 2.200%, 12/1/2022	10,700,000
5,700,000		Dallas, TX, (Series A), CP, 2.800%, Mandatory Tender 12/7/2022	5,700,759
1,000,000		Mission, TX Economic Development Corp. (Waste Management, Inc.), (Series 2020B) TOBs, (GTD by Waste Management Holdings, Inc.), 2.950%, Mandatory Tender 12/1/2022	1,000,000
500,000		North Central Texas HFDC (Gala at Waxahachie, LP), Tender Option Bond Trust Certificates (Series 2021-XF1099) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 2.200%, 12/1/2022	500,000
5,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2007) Daily VRDNs, 1.970%, 12/1/2022	5,500,000
500,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2002) Weekly VRDNs, 2.650%, 12/7/2022	500,000
6,300,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 1.850%, 12/1/2022	6,300,000
8,500,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010B) Daily VRDNs, 1.850%, 12/1/2022	8,500,000
900,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 1.880%, 12/1/2022	900,000
4,580,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 2.550%, 12/7/2022	4,580,000
7,750,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 2.600%, 12/7/2022	7,750,000
405,000		Texas State, Veterans Bonds, Series 2021 Weekly VRDNs, (FHLB of Dallas LIQ), 1.950%, 12/7/2022	405,000
		TOTAL	58,835,759
		Virginia—0.1%
320,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), (Series 2017C) Weekly VRDNs, (Truist Bank LOC), 2.000%, 12/1/2022	320,000
		West Virginia—0.2%
590,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 2.000%, 12/1/2022	590,000
		Wisconsin—5.0%
11,600,000		Appleton, WI Redevelopment Authority (Fox Cities Performing Arts Center), (Series 2001B) Weekly VRDNs, (Associated Bank, N.A. LOC), 2.200%, 12/7/2022	11,600,000
450,000		Wisconsin Public Finance Authority (Atlantic Housing Foundation, Inc.), Mizuho 3a-7 (2022-MIZ9092) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 2.150%, 12/1/2022	450,000
2,500,000		Wisconsin State Public Finance Authority (Waste Management, Inc.), (Series A-2) TOBs, 4.000%, Mandatory Tender 2/1/2023	2,502,911
		TOTAL	14,552,911
		TOTAL INVESTMENT IN SECURITIES—98.5% (IDENTIFIED COST $287,634,841)	287,657,297
		OTHER ASSETS AND LIABILITIES - NET—1.5%[2]	4,236,729
		TOTAL NET ASSETS—100%	$291,894,026

Securities that are subject to the federal alternative minimum tax (AMT) represent 20.2% of the portfolio as calculated based upon total market value (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of November 30, 2022, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Financing Authority
PCRBs	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes